SIGNIFICANT TRANSACTIONS - Purchase Consideration and Pro Forma (Details) - Individual Life Business - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 01, 2019
ASSETS
Fixed maturities			$ 8,698
Commercial mortgage loans			1,386
Policy loans			44
Other long-term investments			1,522
Total investments			11,650
Cash			35
Accrued investment income			101
Reinsurance receivables			0
Accounts and premiums receivable			2
Value of business acquired			535
Other intangibles			21
Other assets			6
Assets related to separate accounts			9,583
Total assets			21,933
LIABILITIES
Future policy benefits and claims			11,022
Annuity account balances			220
Other policyholders' funds			220
Other liabilities			75
Liabilities related to separate accounts			9,583
Total liabilities			21,120
NET ASSETS ACQUIRED			$ 813
Business Acquisition, Pro Forma Information [Abstract]
Revenue	$ 6,165	$ 5,592
Net Income	$ 444	$ 253